UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	09/30/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Aerospace/Defense 2.0%
157,184	(c)	Boeing Co.	$8,137,416
37,606		General Dynamics Corp.	3,933,587
157,615		Honeywell International, Inc.	5,581,147
82,756	(c)	Lockheed Martin Corp.	4,597,096
66,148		Northrop Grumman Corp.	3,595,805
83,044		Raytheon Co.	3,224,598
32,563	(c)	Rockwell Automation, Inc.	1,613,497
33,463	(c)	Rockwell Collins, Inc.	1,319,781
94,220		United Technologies Corp.	9,737,637

			41,740,564

Agricultural Products 0.1%
48,192		Monsanto Co.	2,677,066

Airlines 0.1%
22,984	(c)	Delta Airlines, Inc.(a)	171,920
139,274		Southwest Airlines Co.	2,267,381

			2,439,301

Aluminum 0.2%
158,344		Alcoa, Inc.	4,975,168

Automobiles & Trucks 0.7%
8,279	(c)	Cummins, Inc.	693,697
30,840		Dana Corp.	534,457
106,684		Delphi Automotive Systems Corp.	962,290
330,163	(c)	Ford Motor Co.	4,833,586
103,778	(c)	General Motors Corp.	4,157,347
30,799		Genuine Parts Co.	1,357,004
33,752		Johnson Controls, Inc.	2,141,227
11,260	(c)	Navistar International Corp.(a)	495,215
27,070		Visteon Corp.	264,474

			15,439,297

Banking 7.9%
64,800	(c)	AmSouth Bancorporation	1,678,320
742,004		Bank of America Corp.	34,866,768
144,036		Bank of New York Co., Inc.	4,813,683
103,558		BB&T Corp.	4,354,614
44,767	(c)	Capital One Financial Corp.	3,769,829
32,261	(c)	Comerica, Inc.	1,968,566

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
16,500		Compass Bancshares, Inc.	803,055
102,273		Fifth Third Bancorp	4,835,467
22,800		First Horizon National Corp.	982,908
55,784		Golden West Financial Corp.	3,426,253
41,329		Huntington Bancshares, Inc.	1,024,133
652,866		JP Morgan Chase & Co.	25,468,303
77,335		KeyCorp	2,621,657
21,600		M&T Bank Corp.	2,329,344
79,846		Mellon Financial Corp.	2,484,009
123,998	(c)	National City Corp.	4,656,125
89,275		North Fork Bancorporation, Inc.	2,575,584
39,662	(c)	Northern Trust Corp.	1,926,780
51,136		PNC Financial Services Group	2,937,252
56,202	(c)	Providian Financial Corp.(a)	925,647
83,837		Regions Financial Corp.	2,983,759
63,300		Sovereign Bancorp, Inc.	1,427,415
62,662		State Street Corp.	3,077,957
65,783	(c)	SunTrust Banks, Inc.	4,860,048
344,595		US Bancorp	10,792,715
294,248		Wachovia Corp.	15,477,445
310,040		Wells Fargo & Co.	19,268,986
15,900		Zions Bancorporation	1,081,677

			167,418,299

Beverages 2.2%
6,947		Adolph Coors Co.	525,680
147,254		Anheuser - Busch Co., Inc.	7,470,195
20,976		Brown-Forman Corp.	1,021,112
444,532		Coca-Cola Co.	18,505,867
84,000		Coca-Cola Enterprises, Inc.	1,751,400
47,500		Pepsi Bottling Group, Inc.	1,284,400
309,905		PepsiCo, Inc.	16,177,041

			46,735,695

Chemicals 1.1%
41,832		Air Products & Chemicals, Inc.	2,425,001
174,236		Dow Chemical Co.	8,626,425
181,044		E.I. du Pont de Nemours & Co.	8,880,208
12,993		Eastman Chemical Co.	750,086
21,931		Hercules, Inc.(a)	325,675
40,870		Rohm & Haas Co.	1,807,680
13,316	(c)	Sigma-Aldrich Corp.	805,085

			23,620,160

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
Chemical - Specialty 0.2%
23,904		Engelhard Corp.	733,135
9,290		Great Lakes Chemical Corp.	264,672
60,858		Praxair, Inc.	2,686,881

			3,684,688

Commercial Services 0.1%
31,000	(c)	Convergys Corp.(a)	464,690
27,888		Moodys Corp.	2,422,073

			2,886,763

Computer Hardware 2.6%
71,412		Apple Computer, Inc.(a)	4,598,933
455,340		Dell, Inc.(a)	19,188,027
58,492		Gateway, Inc.(a)	351,537
305,934	(c)	International Business Machines Corp.	30,158,974
17,300		NCR Corp.(a)	1,197,679

			55,495,150

Computer Software & Services 7.3%
44,420		Adobe Systems, Inc.	2,786,911
24,300	(c)	Affiliated Computer Services, Inc. Class A(a)	1,462,617
41,820	(c)	Autodesk, Inc.	1,587,069
107,278		Automatic Data Processing, Inc.	4,757,779
37,600		BMC Software, Inc.(a)	699,360
1,218,744		Cisco Systems, Inc.(a)	23,521,759
30,400		Citrix Systems, Inc.(a)	745,712
109,158		Computer Associates International, Inc.	3,390,447
34,151	(c)	Computer Sciences Corp.(a)	1,925,092
72,700		Compuware Corp.(a)	470,369
121,800	(c)	eBay, Inc.(a)	14,162,904
53,400	(c)	Electronic Arts, Inc.(a)	3,293,712
443,704	(c)	EMC Corp.(a)	6,597,878
152,852		First Data Corp.	6,502,324
35,300	(c)	Intuit, Inc.(a)	1,553,553
35,820	(c)	KLA-Tencor Corp.(a)	1,668,496
17,000		Mercury Interactive Corp.(a)	774,350
107,516		Micron Technology, Inc.(a)	1,327,823
2,000,312		Microsoft Corp.	53,428,334
77,902	(c)	Novell, Inc.(a)	525,839
25,300		Novellus Systems, Inc.(a)	705,617
33,700		NVIDIA Corp.(a)	793,972
951,040	(c)	Oracle Corp.(a)	13,048,269

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
54,279		Parametric Technology Corp.(a)	319,703
97,000		Siebel Systems, Inc.(a)	1,018,500
623,396	(c)	Sun Microsystems, Inc.(a)	3,353,870
54,700		SunGuard Data Systems, Inc.(a)	1,549,651
76,877		VERITAS Software Corp.(a)	2,194,838

			154,166,748

Construction 0.2%
15,737		Fluor Corp.	857,824
8,291	(c)	KB Home	865,580
22,886		Pulte Homes, Inc.	1,460,127
17,600		Vulcan Materials Co.	961,136

			4,144,667

Containers 0.1%
21,132		Ball Corp.	929,385
16,110		Bemis Co.	468,640
30,358		Pactiv Corp.(a)	767,754

			2,165,779

Cosmetics & Soaps 2.1%
17,585		Alberto-Culver Co.	854,103
85,644		Avon Products, Inc.	3,314,423
28,932	(c)	Clorox Co.	1,704,963
97,130		Colgate-Palmolive Co.	4,969,171
180,639		Gillette Co.	8,089,014
18,075		International Flavors & Fragrances, Inc.	774,333
465,238		Procter & Gamble Co.	25,625,309

			45,331,316

Diversified Gas
8,223		NICOR, Inc.	303,758

Drugs & Medical Supplies 10.4%
286,174	(c)	Abbott Laboratories	13,350,017
24,082		Allergan, Inc.	1,952,328
20,000		AmerisourceBergen Corp.	1,173,600
233,104		Amgen, Inc.(a)	14,953,622
9,238	(c)	Bausch & Lomb, Inc.	595,481
111,274		Baxter International, Inc.	3,843,404
46,612		Becton Dickinson & Co.	2,647,562
62,220	(c)	Biogen Idec, Inc.(a)	4,144,474
46,723	(c)	Biomet, Inc.	2,027,311
155,324		Boston Scientific Corp.(a)	5,521,768

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
358,514		Bristol-Myers Squibb Co.	9,185,129
18,712		C.R. Bard, Inc.	1,197,194
80,473		Cardinal Health, Inc.	4,679,505
84,900		Caremark Rx, Inc.(a)	3,347,607
67,900	(c)	Forest Laboratories, Inc.(a)	3,045,994
42,500	(c)	Genzyme Corp.(a)	2,467,975
58,648		Guidant Corp.	4,228,521
30,907		Hospira, Inc.(a)	1,035,384
544,669		Johnson & Johnson	34,542,908
49,933		King Pharmaceuticals, Inc.(a)	619,169
26,300		Laboratory Corp. of America Holdings(a)	1,310,266
206,597		Lilly (Eli) & Co.	11,724,380
47,800		Medimmune, Inc.(a)	1,295,858
220,358		Medtronic, Inc.	10,945,182
404,944		Merck & Co., Inc.	13,014,900
43,100		Mylan Laboratories, Inc.	762,008
1,390,723		Pfizer, Inc.	37,396,541
19,100	(c)	Quest Diagnostics, Inc.	1,825,005
269,824		Schering- Plough Corp.	5,633,925
64,264		St. Jude Medical, Inc.(a)	2,694,590
73,300		Stryker Corp.	3,536,725
20,600		Watson Pharmaceuticals, Inc.(a)	675,886
245,891		Wyeth	10,472,498
45,711	(c)	Zimmer Holdings, Inc.(a)	3,662,365

			219,509,082

Education 0.1%
33,600	(c)	Apollo Group, Inc.(a)	2,711,856

Electronics 4.1%
61,024	(c)	Advanced Micro Devices, Inc.(a)	1,343,748
90,896		Agilent Technologies, Inc.(a)	2,190,594
68,600	(c)	Altera Corp.(a)	1,420,020
68,900		Analog Devices, Inc.	2,543,788
97,600	(c)	Electronic Data Systems Corp.	2,254,560
77,675		Emerson Electric Co.	5,445,018
57,407		Freescale Semiconductor, Inc., Class B(a)	1,053,993
554,102		Hewlett-Packard Co.	11,619,519
1,168,788	(c)	Intel Corp.	27,337,951
38,900	(c)	Jabil Circuit, Inc.(a)	995,062
18,100		L3 Communications Holdings, Inc.	1,325,644
56,900		Linear Technology Corp.	2,205,444
75,644		LSI Logic Corp.(a)	414,529
61,000	(c)	Maxim Integrated Products, Inc.	2,585,790
32,450		Molex, Inc.	973,500

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
438,413		Motorola, Inc.	7,540,704
64,352		National Semiconductor Corp.	1,155,118
23,370		PerkinElmer, Inc.	525,591
32,400		PMC-Sierra, Inc.(a)	364,500
16,100	(c)	QLogic Corp.(a)	591,353
103,300		Sanmina Corp.(a)	874,951
184,500	(c)	Solectron Corp.(a)	983,385
14,124		Tektronix, Inc.	426,686
31,300	(c)	Teradyne, Inc.(a)	534,291
320,852	(c)	Texas Instruments, Inc.	7,899,376
58,300		Xilinx, Inc.	1,728,595

			86,333,710

Financial Services 7.9%
19,500	(c)	Ambac Financial Group, Inc.	1,601,535
229,559		American Express Co.	12,940,241
19,198		Bear, Stearns & Co., Inc.	1,964,147
252,911		Charles Schwab Corp.	3,024,816
36,800		CIT Group, Inc.	1,686,176
950,455		Citigroup, Inc.	45,792,922
105,148		Countrywide Credit Industries, Inc.	3,891,528
63,400		E*TRADE Financial Corp.(a)	947,830
25,830		Equifax, Inc.	725,823
177,034	(c)	Fannie Mae	12,606,591
18,500		Federated Investors, Inc., Class B	562,400
34,400		Fiserv, Inc.(a)	1,382,536
45,414		Franklin Resources, Inc.	3,163,085
127,332		Freddie Mac	9,384,368
89,900	(c)	Goldman Sachs Group, Inc.	9,353,196
29,560	(c)	H&R Block, Inc.	1,448,440
46,800		Janus Capital Group, Inc.	786,708
50,374		Lehman Brothers Holdings, Inc.	4,406,718
41,300		Marshall & llsley Corp.	1,825,460
234,864		MBNA Corp.	6,620,816
169,834		Merrill Lynch & Co., Inc.	10,150,978
200,736		Morgan Stanley	11,144,863
70,525		Paychex, Inc.	2,403,492
94,200	(c)	Prudential Financial, Inc.(e)	5,177,232
79,792	(c)	SLM Corp.	4,260,095
54,466		Synovus Financial Corp.	1,556,638
24,200		T. Rowe Price Group, Inc.	1,505,240
161,087		Washington Mutual, Inc.	6,810,758

			167,124,632

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
Foods 1.5%
117,559		Archer-Daniels-Midland Co.	2,622,741
75,347		Campbell Soup Co.	2,252,122
91,743		ConAgra, Inc.	2,701,831
65,972	(c)	General Mills, Inc.	3,279,468
64,714		H.J. Heinz & Co.	2,523,199
45,816		Hershey Foods Corp.	2,544,621
76,870		Kellogg Co.	3,433,014
23,800		McCormick & Co., Inc.	918,680
141,786		Sara Lee Corp.	3,422,714
115,280		Sysco Corp.	4,400,238
42,004		Wm. Wrigley Jr. Co.	2,906,257

			31,004,885

Forest Products 0.9%
47,730		Georgia-Pacific Corp.	1,788,920
90,784		International Paper Co.	3,812,928
88,316		Kimberly-Clark Corp.	5,812,076
18,556	(c)	Louisiana-Pacific Corp.	496,188
37,835		MeadWestvaco Corp.	1,282,228
33,300		Plum Creek Timber Co., Inc.	1,280,052
10,745		Temple-Inland, Inc.	734,958
43,500		Weyerhaeuser Co.	2,924,070

			18,131,420

Gas Distribution 0.1%
30,100		KeySpan Corp.	1,187,445

Gas Pipelines 0.4%
32,397		Cinergy Corp.	1,348,687
120,804	(c)	El Paso Corp.	1,256,361
21,700		Kinder Morgan, Inc.	1,586,921
6,732		Peoples Energy Corp.	295,871
43,898		Sempra Energy	1,610,179
101,192		Williams Companies, Inc.	1,648,418

			7,746,437

Health Care 0.7%
13,200		Express Scripts, Inc.(a)	1,009,008
21,000	(c)	Fisher Scientific International, Inc.(a)	1,309,980
76,700		Gilead Sciences, Inc.(a)	2,683,733
18,060		Manor Care, Inc.	639,866
48,976		McKesson Corp.	1,540,785
49,134		Medco Health Solutions, Inc.(a)	2,043,974

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
53,700		WellPoint, Inc.(a)	6,175,500

			15,402,846

Hospital Management 0.8%
78,831		HCA, Inc.	3,150,087
43,500		Health Management Associates, Inc.	988,320
27,510		Humana, Inc.(a)	816,772
41,910		IMS Health, Inc.	972,731
82,172	(c)	Tenet Healthcare Corp.(a)	902,248
119,724		United Health Group, Inc.	10,539,304

			17,369,462

Housing Related 0.4%
23,894		Centex Corp.	1,423,604
37,200		Leggett & Platt, Inc.	1,057,596
81,926		Masco Corp.	2,992,757
13,318		Maytag Corp.	281,010
48,627		Newell Rubbermaid, Inc.	1,176,287
13,638		Stanley Works	668,126
11,639		Whirlpool Corp.	805,535

			8,404,915

Insurance 4.1%
52,600		ACE Ltd.	2,248,650
27,293		Aetna, Inc.	3,404,802
93,400		AFLAC, Inc.	3,721,056
126,508		Allstate Corp.	6,542,994
477,138		American International Group, Inc.	31,333,653
58,389		Aon Corp.	1,393,162
35,034		Chubb Corp.	2,694,115
24,897		CIGNA Corp.	2,030,848
31,869		Cincinnati Financial Corp.	1,410,522
53,653		Hartford Financial Services Group, Inc.	3,718,689
23,686		Jefferson-Pilot Corp.	1,230,725
31,830		Lincoln National Corp.	1,485,824
87,540		Marsh & McLennan Companies, Inc.	2,880,066
26,158		MBIA, Inc.	1,655,278
137,600	(c)	Metlife, Inc.	5,574,176
17,020		MGIC Investment Corp.	1,172,848
57,300		Principal Financial Group, Inc.	2,345,862
36,479		Progressive Corp.	3,094,878
21,929	(c)	SAFECO Corp.	1,145,571
123,611		St. Paul Companies, Inc.	4,582,260
19,915		Torchmark Corp.	1,137,943

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
56,426	(c)	UnumProvident Corp.	1,012,282
25,300		XL Capital Ltd.	1,964,545

			87,780,749

Internet 0.6%
113,700		Symantec Corp.(a)	2,928,912
251,300		Yahoo!, Inc.(a)	9,468,984

			12,397,896

Leisure 0.6%
16,499		Brunswick Corp.	816,701
116,100	(c)	Carnival Corp.	6,690,843
20,324		Harrah’s Entertainment, Inc.	1,359,472
32,854		Hasbro, Inc.	636,711
64,400	(c)	International Game Technology	2,214,072
76,313		Mattel, Inc.	1,487,340

			13,205,139

Lodging 0.2%
72,621		Hilton Hotels Corp.	1,651,402
41,852		Marriott International, Inc.	2,635,839

			4,287,241

Machinery 1.1%
62,828		Caterpillar, Inc.	6,126,358
16,820		Cooper Industries, Inc.	1,141,910
45,240		Deere & Co.	3,365,856
35,762		Dover Corp.	1,499,858
27,754		Eaton Corp.	2,008,280
32,095		Ingersoll-Rand Co.	2,577,229
31,884		PACCAR, Inc.	2,566,024
21,592	(c)	Parker Hannifin Corp.	1,635,378
10,342		Snap-On, Inc.	355,351
29,902		Thermo Electron Corp.(a)	902,741

			22,178,985

Media 3.8%
103,238		Clear Channel Communications, Inc.	3,457,441
407,590	(c)	Comcast Corp.(a)	13,564,595
39,040		Donnelley (R.R.) & Sons, Co.	1,377,722
14,404	(c)	Dow Jones & Co., Inc.	620,236
50,189	(c)	Gannett Co., Inc.	4,100,441
76,712	(c)	Interpublic Group of Companies, Inc.(a)	1,027,941

Dryden Index Series Fund        Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
13,583		Knight-Ridder, Inc.	909,246
34,300	(c)	McGraw Hill Companies, Inc.	3,139,822
9,096		Meredith Corp.	493,003
20,400	(c)	Monster Worldwide, Inc.(a)	686,256
26,490		New York Times Co.	1,080,792
452,000		News Corp., Class A	8,434,320
375,513		The Walt Disney Co.	10,439,261
843,424	(c)	Time Warner, Inc.(a)	16,396,163
60,127		Tribune Co.	2,533,752
54,900	(c)	Univision Communications, Inc.(a)	1,606,923
311,852		Viacom, Inc.	11,348,294

			81,216,208

Mineral Resources 0.3%
33,128		Freeport-McMoran Copper & Gold, Inc.	1,266,483
82,097		Newmont Mining Corp.	3,645,928
17,730		Phelps Dodge Corp.	1,753,852

			6,666,263

Miscellaneous Basic Industry 6.3%
35,900	(c)	American Power Conversion Corp.	768,260
38,600		American Standard Companies, Inc.(a)	1,594,952
36,464		Applera Corp.-Applied Biosystems Group	762,462
315,088		Applied Materials, Inc.(a)	5,388,005
54,600	(c)	Applied Micro Circuits Corp.(a)	229,866
83,900	(c)	Calpine Corp.(a)	330,566
187,359		Cendant Corp.	4,380,453
33,400	(c)	Chiron Corp.(a)	1,113,222
56,700		Danaher Corp.	3,255,147
69,500		Dynegy, Inc.(a)	321,090
47,682		Ecolab, Inc.	1,675,069
21,900	(c)	EOG Resources, Inc.	1,562,784
27,008		Fortune Brands, Inc.	2,084,477
1,938,072		General Electric Co.	70,739,628
15,274		Grainger (W.W.), Inc.	1,017,554
54,300		Harley-Davidson, Inc.	3,298,725
56,368		Illinois Tool Works, Inc.	5,224,186
16,586		ITT Industries, Inc.	1,400,688
33,668		Loews Corp.	2,366,860
9,261		Millipore Corp.(a)	461,290
27,800		Nabors Industries Ltd.(a)	1,425,862
33,667	(c)	Omnicom Group, Inc.	2,838,802
23,404		Pall Corp.	677,546
13,400		Power-One, Inc.(a)	119,528

Dryden Index Series Fund        Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
32,074		PPG Industries, Inc.	2,186,164
33,200		Robert Half International, Inc.	977,076
16,718	(c)	Sealed Air Corp.(a)	890,568
44,350		Symbol Technologies, Inc.	767,255
25,167		Textron, Inc.	1,857,325
370,180		Tyco International Ltd.	13,230,233
21,500		Waters Corp.(a)	1,005,985

			133,951,628

Miscellaneous Consumer Growth 0.8%
141,798	(c)	3M Co.	11,637,362
15,332		Black & Decker Corp.	1,354,275
261,497	(c)	Corning, Inc.(a)	3,077,820
52,465		Eastman Kodak Co.	1,691,996

			17,761,453

Office Equipment & Supplies 0.8%
21,268		Avery Dennison Corp.	1,275,442
29,900	(c)	Cintas Corp.	1,311,414
23,352		Lexmark International Group, Inc.(a)	1,984,920
65,900	(c)	Network Appliance, Inc.(a)	2,189,198
56,300		Office Depot, Inc.(a)	977,368
15,949		OfficeMax, Inc.	500,480
42,425		Pitney Bowes, Inc.	1,963,429
92,650	(c)	Staples, Inc.	3,123,231
62,390		Unisys Corp.(a)	635,130
161,998	(c)	Xerox Corp.(a)	2,755,586

			16,716,198

Petroleum 5.8%
16,878		Amerada Hess Corp.	1,390,410
45,418		Anadarko Petroleum Corp.	2,943,540
60,948		Apache Corp.	3,082,140
13,445		Ashland Oil, Inc.	784,919
30,500		BJ Services Co.	1,419,470
70,164		Burlington Resources, Inc.	3,052,134
389,080		ChevronTexaco Corp.	20,430,591
127,041		ConocoPhillips	11,030,970
88,300		Devon Energy Corp.	3,436,636
1,183,014		Exxon Mobil Corp.	60,641,298
27,259		Kerr-McGee Corp.	1,575,298
62,560		Marathon Oil Corp.	2,352,882
73,438		Occidental Petroleum Corp.	4,285,842
13,614		Sunoco, Inc.	1,112,400

Dryden Index Series Fund        Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
59,763	(c)	Transocean Sedco Forex, Inc.(a)	2,533,353
45,939		Unocal Corp.	1,986,402
29,000		XTO Energy, Inc.	1,026,020

			123,084,305

Petroleum Services 0.9%
61,379		Baker Hughes, Inc.	2,619,042
82,411		Halliburton Co.	3,233,808
23,800	(c)	Nobel Corp.(a)	1,183,812
74,452		PG&E Corp.(a)	2,477,762
20,510		Rowan Companies, Inc.	531,209
108,921		Schlumberger Ltd.	7,292,261
45,100		Valero Energy Corp.	2,047,540

			19,385,434

Railroads 0.5%
69,123		Burlington Northern Santa Fe Corp.	3,270,209
38,203		CSX Corp.	1,531,176
72,111		Norfolk Southern Corp.	2,609,697
48,229		Union Pacific Corp.	3,243,401

			10,654,483

Real Estate Investment Trust 0.5%
17,500	(c)	Apartment Investment & Management Co., Class A	674,450
25,900		Archstone-Smith Trust	991,970
74,200		Equity Office Properties Trust	2,160,704
49,700		Equity Residential Properties Trust	1,798,146
40,700		Simon Property Group, Inc.	2,632,069
36,600		Starwood Hotels & Resorts Worldwide, Inc.	2,137,440

			10,394,779

Restaurants 0.8%
32,253		Darden Restaurants, Inc.	894,698
232,230		McDonald’s Corp.	7,445,294
74,300	(c)	Starbucks Corp.(a)	4,633,348
19,879		Wendy’s International, Inc.	780,449
54,332		Yum! Brands, Inc.	2,563,384

			16,317,173

Retail 6.6%
66,313	(c)	Albertson’s, Inc.	1,583,555
47,900		AutoNation, Inc.(a)	920,159
16,200	(c)	AutoZone, Inc.(a)	1,479,222

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
55,100		Bed Bath & Beyond, Inc.(a)	2,194,633
58,300		Best Buy Co., Inc.	3,464,186
21,524		Big Lots, Inc.(a)	261,086
38,678		Circuit City Stores, Inc.	604,924
35,300		Coach, Inc.(a)	1,990,920
86,508	(c)	Costco Wholesale Corp.	4,187,852
74,296		CVS Corp.	3,348,521
14,323		Dillards, Inc.	384,859
56,750		Dollar General Corp.	1,178,698
29,800		Family Dollar Stores, Inc.	930,654
29,575		Federated Department Stores, Inc.	1,709,139
162,413	(c)	Gap, Inc.	3,430,163
406,784	(c)	Home Depot, Inc.	17,385,948
52,084		J.C. Penney Co., Inc.	2,156,278
23,700		Jones Apparel Group, Inc.	866,709
58,600	(c)	Kohl’s Corp.(a)	2,881,362
139,734		Kroger Co.(a)	2,450,934
72,822		Limited, Inc.	1,676,363
20,492		Liz Claiborne, Inc.	864,967
145,548		Lowe’s Companies, Inc.	8,382,109
53,071	(c)	May Department Stores Co.	1,560,287
48,538		Nike, Inc.	4,401,911
25,700		Nordstrom, Inc.	1,200,961
28,554		Radioshack Corp.	938,856
9,249	(c)	Reebok International Ltd.	406,956
80,000	(c)	Safeway, Inc.(a)	1,579,200
37,196	(c)	Sears, Roebuck & Co.	1,898,112
27,516		Sherwin-Williams Co.	1,228,039
25,212		Supervalu, Inc.	870,318
164,682	(c)	Target Corp.	8,551,936
28,500		Tiffany & Co.	911,145
89,532	(c)	TJX Companies, Inc.	2,249,939
37,607		Toys ‘R’ Us, Inc.(a)	769,815
775,526		Wal-Mart Stores, Inc.	40,963,283
189,178	(c)	Walgreen Co.	7,258,760

			139,122,759

Rubber 0.1%
11,588	(c)	Cooper Tire & Rubber Co.	249,722
23,199	(c)	Goodrich Corp.	757,215
34,071	(c)	Goodyear Tire & Rubber Co.(a)	499,481

			1,506,418

Steel - Producers 0.1%

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
21,018		Allegheny Technologies, Inc.	455,460
29,456		Nucor Corp.	1,541,727
20,209	(c)	United States Steel Corp.	1,035,711

			3,032,898

Telecommunications 2.0%
147,400		ADC Telecommunications, Inc.(a)	395,032
56,334		Alltel Corp.	3,310,186
29,922		Andrew Corp.(a)	407,837
83,855		Avaya, Inc.(a)	1,442,306
55,000		Broadcom Corp.(a)	1,775,400
24,350	(c)	CenturyTel, Inc.	863,695
92,500	(c)	CIENA Corp.(a)	308,950
57,000		Citizens Communications Co.	786,030
33,500	(c)	Comverse Technology, Inc.(a)	819,075
280,900	(c)	JDS Uniphase Corp.(a)	890,453
817,467		Lucent Technologies, Inc.(a)	3,073,676
201,940	(c)	Nextel Communications, Inc.(a)	6,058,200
300,900		Qualcomm, Inc.	12,758,160
336,336		Qwest Communications International, Inc.(a)	1,493,332
27,876		Scientific - Atlanta, Inc.	920,187
267,130	(c)	Sprint Corp. (FON Group)	6,638,180
80,194		Tellabs, Inc.(a)	688,866

			42,629,565

Textiles 0.1%
20,934		V.F. Corp.	1,159,325

Tobacco 1.3%
375,679		Altria Group, Inc.	22,953,987
27,300	(c)	Reynolds American, Inc.	2,145,780
29,699		UST, Inc.	1,428,819

			26,528,586

Travel Services
25,941		Sabre Holdings Corp.	574,853

Trucking & Shipping 1.1%
55,616		FedEx Corp.	5,477,620
12,321		Ryder System, Inc.	588,574
205,600	(c)	United Parcel Service, Inc., Class B	17,570,576

			23,636,770

Utility Communications 2.3%
149,366		AT&T Corp.	2,846,916

Dryden Index Series Fund    Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
336,656		BellSouth Corp.	9,355,670
607,101		SBC Communications, Inc.	15,644,993
507,433		Verizon Communications, Inc.	20,556,111

			48,403,690

Utilities - Electric 2.5%
121,600		AES Corp.(a)	1,662,272
23,700	(c)	Allegheny Energy, Inc.(a)	467,127
35,369		Ameren Corp.	1,773,402
73,191	(c)	American Electric Power Co., Inc.	2,513,379
56,879		CenterPoint Energy, Inc.	642,733
29,400		CMS Energy Corp.(a)	307,230
44,251		Consolidated Edison, Inc.	1,935,981
32,829		Constellation Energy Group, Inc.	1,434,955
61,752		Dominion Resources, Inc.	4,183,080
31,587	(c)	DTE Energy Co.	1,362,347
173,562		Duke Energy Corp.	4,396,325
59,162		Edison International	1,894,959
40,215		Entergy Corp.	2,718,132
121,656		Exelon Corp.	5,361,380
61,206		FirstEnergy Corp.	2,418,249
34,536		FPL Group, Inc.	2,581,566
52,200		NiSource, Inc.	1,189,116
17,400		Pinnacle West Capital Corp.	772,734
34,626		PPL Corp.	1,844,873
44,958	(c)	Progress Energy, Inc.	2,033,900
43,797		Public Service Enterprise Group, Inc.	2,267,371
135,015	(c)	Southern Co.	4,525,703
35,300	(c)	TECO Energy, Inc.	541,502
44,814	(c)	TXU Corp.	2,893,192
72,283		Xcel Energy, Inc.	1,315,551

			53,037,059

Waste Management 0.2%
56,100	(c)	Allied Waste Industries, Inc.(a)	520,608
103,513		Waste Management, Inc.	3,099,179

			3,619,787

Warehouse/Industrial 0.1%
33,600		ProLogis	1,455,888

		Total long-term investments (cost $1,573,504,028)	2,068,856,641

SHORT-TERM INVESTMENTS 17.6%

Dryden Index Series Fund        Dryden Stock Index Fund

Schedule of Investments	December 31, 2004 (Unaudited) Cont’d.

Shares		Description	Value
Mutual Fund 17.4%
368,009,552	(d)	Dryden Core Investment Fund-Taxable Money Market Series (cost $368,009,552)	368,009,552

Principal Amount (000)
U.S. Government Securities 0.2%

$4,000	(b)	United States Treasury Bills 2.18%, 3/17/05 (cost $3,981,958)	3,982,567

		Total short-term investments (cost $371,991,510)	371,992,119

		Total Investments 115.3% (cost $1,945,495,538)(g)	2,440,848,760
		Liabilities in excess of other assets ( 15.3% )	(323,849,216)

		Net Assets 100%	$2,116,999,544

(a)	Non-income producing security.

(b)	Pledged as initial margin for financial futures contracts.

(c)	Securities, or portion thereof, on loan with an aggregate market value of $308,554,758; cash collateral of $320,482,909 was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Affiliated Security.

(f)	Fair Valued security.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,976,592,708	$638,208,951	$173,952,899	$464,256,052

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, Which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.